EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the registration statement of Nushares ETF Trust (the “Trust”), supplemental risk/return summary information, in interactive data format, for the Trust’s Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen Short-Term REIT ETF, Nuveen ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF, Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-Cap Value ETF, Nuveen ESG Small-Cap ETF, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG International Developed Markets Equity ETF, Nuveen ESG Emerging Markets Equity ETF, and Nuveen ESG U.S. Aggregate Bond ETF.

Shawn Tang

Investment Management Analyst

+1.202.739.5474

shawn.tang@morganlewis.com

VIA EDGAR

January 25, 2019

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: File Room

Re:	Nushares ETF Trust (File Nos. 333-212032)
Filing Pursuant to Rule 497

Ladies and Gentlemen:

On behalf of our client, Nushares ETF Trust (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, supplemental risk/return summary information, in interactive data format for the Trust’s Nuveen Enhanced Yield U.S. Aggregate Bond ETF, Nuveen Short-Term REIT ETF, Nuveen ESG Large-Cap Growth ETF, Nuveen ESG Large-Cap Value ETF, Nuveen ESG Mid-Cap Growth ETF, Nuveen ESG Mid-Cap Value ETF, Nuveen ESG Small-Cap ETF, Nuveen Enhanced Yield 1-5 Year U.S. Aggregate Bond ETF, Nuveen ESG International Developed Markets Equity ETF, Nuveen ESG Emerging Markets Equity ETF, and Nuveen ESG U.S. Aggregate Bond ETF.

Please do not hesitate to contact me at 202.739.5474 should you have any questions.

Very truly yours,

/s/ Shawn Tang
Shawn Tang

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW Washington, DC 20004 United States	+1.202.739.3000
+1.202.739.3001